Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Components of income tax expense (benefit)

The components of income tax expense (benefit) are as follows:

For the Year Ended
December 31,
	2012	2011
Current:
Federal	$-	$-
State	-	-
	-	-
Deferred:
Federal	-	-
State	-	-
	-	-
Total Income tax expense (benefit)	$-	$-

Deferred income tax assets and liabilities

Significant components of the Company's deferred income tax assets and liabilities are as follows:

	December 31,
	2012	2011
Deferred tax assets:
Net operating loss	$3,649,651	$2,064,725
Allowance for doubtful accounts	261,946	17,637
Intangible assets	118,740	-
Deferred rent	7,883	9,473
Stock-based compensation	128,827	-
Contributions carryforward	93	-
Total deferred tax assets	4,167,140	2,091,835

Deferred tax liabilities:
Intangible assets	-	(148,345)
Property and equipment	(630)	(805)
Total deferred tax liabilities	(630)	(149,150)

Deferred tax assets, net	4,166,510	1,942,685

Valuation allowance:
Beginning of year	(1,942,685)	(1,152,977)
(Increase) decrease during year	(2,223,825)	(789,708)
Ending balance	(4,166,510)	(1,942,685)

Net deferred tax asset	$-	$-

Reconciliation of income tax

A reconciliation of income tax computed at the U.S. statutory rate to the effective income tax rate is as follows:

	For the Year Ended
	December 31,
	2012	2011

Statutory U.S. federal income tax rate	34.0%	34.0%
State income taxes, net of federal tax benefit	3.1	3.1
Other	(0.1)	(0.1)
Change in valuation allowance	(37.0)	(37.0)
Effective income tax rate	0.0%	0.0%